Other receivables (Details 2) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total other receivables	$ 35,010	$ 44,608
Unexpired [Member]
IfrsStatementLineItems [Line Items]
Total other receivables	3,283	2,601
Past Due [Member]
IfrsStatementLineItems [Line Items]
Total other receivables	7,235	7,902
Up To 3 Months [Member]
IfrsStatementLineItems [Line Items]
Total other receivables	3,588	2,272
From 3 To 6 Months [Member]
IfrsStatementLineItems [Line Items]
Total other receivables	1,828	18,973
From 6 To 9 Months [Member]
IfrsStatementLineItems [Line Items]
Total other receivables	967	931
From 9 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Total other receivables	17,583	11,767
More Than 12 Months [Member]
IfrsStatementLineItems [Line Items]
Total other receivables	$ 526	$ 162